Distribution Date:	08/17/26	BBCMS Mortgage Trust 2024-C28
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Schmidt	SPLegalNotices@barclays.com;
				CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	5	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	6		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
				trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	7
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	8-12	Master Servicer	Trimont LLC
Mortgage Loan Detail (Part 1)	13-14		Attention: CMBS Servicing	commercial.servicing@trimont.com
Mortgage Loan Detail (Part 2)	15-16		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Principal Prepayment Detail	17	Special Servicer	LNR Partners, LLC
Historical Detail	18		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
				lnr.cmbs.notices@lnrproperty.com
Delinquency Loan Detail	19		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	20	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	21	Representations Reviewer
			Attention: BBCMS 2024-C28 – Transaction Manager	notices@pentalphasurveillance.com
Specially Serviced Loan Detail - Part 2	22
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	23
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	25			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
		Directing Certificateholder	CMBS 4 Sub 2, LLC
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07336WAW9	4.910000%	8,444,000.00	5,493,066.54	119,415.69	22,475.80	0.00	0.00	141,891.49	5,373,650.85	30.11%	30.00%
A-3	07336WAX7	5.888000%	52,500,000.00	52,500,000.00	0.00	257,600.00	0.00	0.00	257,600.00	52,500,000.00	30.11%	30.00%
A-3-BP	07336WAY5	5.728000%	80,000,000.00	80,000,000.00	0.00	381,866.67	0.00	0.00	381,866.67	80,000,000.00	30.11%	30.00%
A-4	07336WAZ2	5.122000%	145,000,000.00	145,000,000.00	0.00	618,908.33	0.00	0.00	618,908.33	145,000,000.00	30.11%	30.00%
A-5	07336WBA6	5.403000%	266,500,000.00	266,500,000.00	0.00	1,199,916.25	0.00	0.00	1,199,916.25	266,500,000.00	30.11%	30.00%
A-SB	07336WBB4	5.375000%	11,000,000.00	11,000,000.00	0.00	49,270.83	0.00	0.00	49,270.83	11,000,000.00	30.11%	30.00%
A-S	07336WBD0	5.844000%	96,590,000.00	96,590,000.00	0.00	470,393.30	0.00	0.00	470,393.30	96,590,000.00	18.07%	18.00%
B	07336WBE8	5.894000%	36,222,000.00	36,222,000.00	0.00	177,910.39	0.00	0.00	177,910.39	36,222,000.00	13.55%	13.50%
C	07336WBF5	6.287000%	22,095,000.00	22,095,000.00	0.00	115,759.39	0.00	0.00	115,759.39	22,095,000.00	10.80%	10.76%
D	07336WAE9	4.000000%	8,049,000.00	8,049,000.00	0.00	26,830.00	0.00	0.00	26,830.00	8,049,000.00	9.79%	9.76%
E-RR	07336WAG4	6.741088%	11,108,000.00	11,108,000.00	0.00	62,400.01	0.00	0.00	62,400.01	11,108,000.00	8.41%	8.38%
F-RR	07336WAJ8	6.741088%	9,055,000.00	9,055,000.00	0.00	50,867.13	0.00	0.00	50,867.13	9,055,000.00	7.28%	7.25%
G-RR	07336WAL3	6.741088%	17,105,000.00	17,105,000.00	0.00	96,088.59	0.00	0.00	96,088.59	17,105,000.00	5.14%	5.13%
H-RR	07336WAN9	6.741088%	12,074,000.00	12,074,000.00	0.00	67,826.58	0.00	0.00	67,826.58	12,074,000.00	3.64%	3.63%
J-RR*	07336WAQ2	6.741088%	29,178,408.00	29,178,408.00	0.00	163,911.85	0.00	0.00	163,911.85	29,178,408.00	0.00%	0.00%
R	07336WAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	07336WAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			804,920,408.00	801,969,474.54	119,415.69	3,762,025.12	0.00	0.00	3,881,440.81	801,850,058.85

X-A	07336WBC2	1.324348%	563,444,000.00	560,493,066.54	0.00	618,573.10	0.00	0.00	618,573.10	560,373,650.85
X-B	07336WAA7	0.822210%	154,907,000.00	154,907,000.00	0.00	106,138.38	0.00	0.00	106,138.38	154,907,000.00
X-D	07336WAC3	2.741088%	8,049,000.00	8,049,000.00	0.00	18,385.85	0.00	0.00	18,385.85	8,049,000.00
Notional SubTotal			726,400,000.00	723,449,066.54	0.00	743,097.33	0.00	0.00	743,097.33	723,329,650.85

Deal Distribution Total					119,415.69	4,505,122.45	0.00	0.00	4,624,538.14

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07336WAW9	650.52896021	14.14207603	2.66174799	0.00000000	0.00000000	0.00000000	0.00000000	16.80382402	636.38688418
A-3	07336WAX7	1,000.00000000	0.00000000	4.90666667	0.00000000	0.00000000	0.00000000	0.00000000	4.90666667	1,000.00000000
A-3-BP	07336WAY5	1,000.00000000	0.00000000	4.77333338	0.00000000	0.00000000	0.00000000	0.00000000	4.77333338	1,000.00000000
A-4	07336WAZ2	1,000.00000000	0.00000000	4.26833331	0.00000000	0.00000000	0.00000000	0.00000000	4.26833331	1,000.00000000
A-5	07336WBA6	1,000.00000000	0.00000000	4.50250000	0.00000000	0.00000000	0.00000000	0.00000000	4.50250000	1,000.00000000
A-SB	07336WBB4	1,000.00000000	0.00000000	4.47916636	0.00000000	0.00000000	0.00000000	0.00000000	4.47916636	1,000.00000000
A-S	07336WBD0	1,000.00000000	0.00000000	4.87000000	0.00000000	0.00000000	0.00000000	0.00000000	4.87000000	1,000.00000000
B	07336WBE8	1,000.00000000	0.00000000	4.91166667	0.00000000	0.00000000	0.00000000	0.00000000	4.91166667	1,000.00000000
C	07336WBF5	1,000.00000000	0.00000000	5.23916678	0.00000000	0.00000000	0.00000000	0.00000000	5.23916678	1,000.00000000
D	07336WAE9	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E-RR	07336WAG4	1,000.00000000	0.00000000	5.61757382	0.00000000	0.00000000	0.00000000	0.00000000	5.61757382	1,000.00000000
F-RR	07336WAJ8	1,000.00000000	0.00000000	5.61757372	0.00000000	0.00000000	0.00000000	0.00000000	5.61757372	1,000.00000000
G-RR	07336WAL3	1,000.00000000	0.00000000	5.61757322	0.00000000	0.00000000	0.00000000	0.00000000	5.61757322	1,000.00000000
H-RR	07336WAN9	1,000.00000000	0.00000000	5.61757330	0.00000000	0.00000000	0.00000000	0.00000000	5.61757330	1,000.00000000
J-RR	07336WAQ2	1,000.00000000	0.00000000	5.61757345	0.00000000	0.06624385	0.00000000	0.00000000	5.61757345	1,000.00000000
R	07336WAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	07336WAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07336WBC2	994.76268545	0.00000000	1.09784309	0.00000000	0.00000000	0.00000000	0.00000000	1.09784309	994.55074657
X-B	07336WAA7	1,000.00000000	0.00000000	0.68517485	0.00000000	0.00000000	0.00000000	0.00000000	0.68517485	1,000.00000000
X-D	07336WAC3	1,000.00000000	0.00000000	2.28424028	0.00000000	0.00000000	0.00000000	0.00000000	2.28424028	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/26 - 07/30/26	30	0.00	22,475.80	0.00	22,475.80	0.00	0.00	0.00	22,475.80	0.00
A-3	07/01/26 - 07/30/26	30	0.00	257,600.00	0.00	257,600.00	0.00	0.00	0.00	257,600.00	0.00
A-3-BP	07/01/26 - 07/30/26	30	0.00	381,866.67	0.00	381,866.67	0.00	0.00	0.00	381,866.67	0.00
A-4	07/01/26 - 07/30/26	30	0.00	618,908.33	0.00	618,908.33	0.00	0.00	0.00	618,908.33	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,199,916.25	0.00	1,199,916.25	0.00	0.00	0.00	1,199,916.25	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	49,270.83	0.00	49,270.83	0.00	0.00	0.00	49,270.83	0.00
X-A	07/01/26 - 07/30/26	30	0.00	618,573.10	0.00	618,573.10	0.00	0.00	0.00	618,573.10	0.00
X-B	07/01/26 - 07/30/26	30	0.00	106,138.38	0.00	106,138.38	0.00	0.00	0.00	106,138.38	0.00
X-D	07/01/26 - 07/30/26	30	0.00	18,385.85	0.00	18,385.85	0.00	0.00	0.00	18,385.85	0.00
A-S	07/01/26 - 07/30/26	30	0.00	470,393.30	0.00	470,393.30	0.00	0.00	0.00	470,393.30	0.00
B	07/01/26 - 07/30/26	30	0.00	177,910.39	0.00	177,910.39	0.00	0.00	0.00	177,910.39	0.00
C	07/01/26 - 07/30/26	30	0.00	115,759.39	0.00	115,759.39	0.00	0.00	0.00	115,759.39	0.00
D	07/01/26 - 07/30/26	30	0.00	26,830.00	0.00	26,830.00	0.00	0.00	0.00	26,830.00	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	62,400.01	0.00	62,400.01	0.00	0.00	0.00	62,400.01	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	50,867.13	0.00	50,867.13	0.00	0.00	0.00	50,867.13	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	96,088.59	0.00	96,088.59	0.00	0.00	0.00	96,088.59	0.00
H-RR	07/01/26 - 07/30/26	30	0.00	67,826.58	0.00	67,826.58	0.00	0.00	0.00	67,826.58	0.00
J-RR	07/01/26 - 07/30/26	30	1,922.09	163,911.85	0.00	163,911.85	0.00	0.00	0.00	163,911.85	1,932.89
Totals			1,922.09	4,505,122.45	0.00	4,505,122.45	0.00	0.00	0.00	4,505,122.45	1,932.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information

Total Available Distribution Amount (1)	4,624,538.14
Excess Liquidation Proceeds Reserve Account Summary
Beginning Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,517,329.11	Master Servicing Fee	2,586.83
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,831.23
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	345.29
ARD Interest	0.00	Operating Advisor Fee	1,236.15
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	207.18
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,517,329.11	Total Fees	12,206.68

Principal		Expenses/Reimbursements
Scheduled Principal	119,415.69	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	119,415.69	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,505,122.45
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	119,415.69
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,624,538.14
Total Funds Collected	4,636,744.80	Total Funds Distributed	4,636,744.82

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	801,969,474.98	801,969,474.98	Beginning Certificate Balance	801,969,474.54
(-) Scheduled Principal Collections	119,415.69	119,415.69	(-) Principal Distributions	119,415.69
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	801,850,059.29	801,850,059.29	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	801,969,474.97	801,969,474.97	Ending Certificate Balance	801,850,058.85
Ending Actual Collateral Balance	801,850,059.28	801,850,059.28

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.44)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.44)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.74%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
9,999,999 or less	28	110,438,010.05	13.77%	95	6.3306	2.107730	1.29 or less	3	33,798,620.78	4.22%	95	6.7909	0.820911
10,000,000 to 14,999,999	10	124,340,437.27	15.51%	95	6.8885	1.485126	1.30 to 1.49	17	226,044,372.88	28.19%	95	6.8907	1.416500
15,000,000 to 19,999,999	4	72,859,696.72	9.09%	95	6.5306	1.719582	1.50 to 1.79	5	202,198,143.42	25.22%	77	6.7853	1.596299
20,000,000 to 29,999,999	3	71,936,900.46	8.97%	95	6.4601	2.455341	1.80 to 1.99	4	76,436,900.46	9.53%	95	6.6759	1.879392
30,000,000 to 39,999,999	3	96,775,014.79	12.07%	83	6.5530	1.809520	2.00 to 3.01	21	185,372,021.75	23.12%	89	6.1530	2.400472
40,000,000 to 54,999,999	5	245,500,000.00	30.62%	80	6.3808	2.242007	3.02 or more	4	78,000,000.00	9.73%	96	5.5781	3.954616
55,000,000 or greater	1	80,000,000.00	9.98%	96	6.8530	1.536500	Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230
Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	6,000,000.00	0.75%	95	6.4580	2.010400
							Industrial	3	121,000,000.00	15.09%	71	6.0940	1.560255
Arizona	1	70,000,000.00	8.73%	96	5.5500	3.888200
							Lodging	5	177,481,237.98	22.13%	96	6.3054	2.430164
California	6	154,372,021.75	19.25%	77	6.1667	1.841664
							Mixed Use	3	136,215,000.00	16.99%	95	6.7290	1.951604
Florida	5	91,900,000.00	11.46%	94	6.0647	2.064134
							Mobile Home Park	3	18,122,021.75	2.26%	96	7.0381	2.027289
Georgia	3	27,750,000.00	3.46%	94	6.7870	1.901634
							Multi-Family	8	90,917,501.51	11.34%	95	6.8809	1.515009
Illinois	1	80,000,000.00	9.98%	96	6.8530	1.536500
							Office	1	52,500,000.00	6.55%	59	7.2840	1.642200
Kansas	1	18,000,000.00	2.24%	96	6.8600	1.426000
							Retail	15	188,614,298.05	23.52%	94	6.5672	1.724808
Missouri	1	35,000,000.00	4.36%	96	6.6280	1.423100
							Self Storage	3	17,000,000.00	2.12%	95	5.7529	3.862253
Nevada	1	12,544,337.52	1.56%	95	6.9400	0.060200
							Totals	41	801,850,059.29	100.00%	89	6.5412	1.955230
New Hampshire	1	31,775,014.79	3.96%	91	7.1500	1.366100

New Jersey	1	27,936,900.46	3.48%	95	6.9880	1.812100

New York	2	26,500,000.00	3.30%	96	6.1916	1.621157

North Carolina	4	13,200,000.00	1.65%	96	6.9600	1.476700

North Dakota	1	13,948,143.42	1.74%	93	7.7960	1.777600

Ohio	2	29,754,283.26	3.71%	96	7.1452	1.401159

South Carolina	1	52,500,000.00	6.55%	59	7.2840	1.642200

Tennessee	3	10,200,000.00	1.27%	96	6.8080	1.426314

Texas	2	56,230,000.00	7.01%	94	6.5627	2.531952

Wisconsin	4	44,239,358.09	5.52%	96	6.9814	1.386872

Totals	41	801,850,059.29	100.00%	89	6.5412	1.955230

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99900 or less	23	245,000,000.00	30.55%	83	5.7832	2.692810	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49900	3	32,500,000.00	4.05%	95	6.2408	1.693017	13 months to 24 months	21	372,138,561.64	46.41%	96	6.5742	1.965101
	6.50000 to 6.99900	19	358,183,303.06	44.67%	95	6.7701	1.655141	25 months or greater	33	429,711,497.65	53.59%	83	6.5127	1.946682
	7.00000 to 7.49900	8	152,218,612.81	18.98%	82	7.1718	1.546472	Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230
	7.50000 or greater	1	13,948,143.42	1.74%	93	7.7960	1.777600
	Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	114 months or less	54	801,850,059.29	100.00%	89	6.5412	1.955230	Interest Only	44	648,780,000.00	80.91%	88	6.4105	2.075750
115 months to 118 months		0	0.00	0.00%	0	0.0000	0.000000	358 months or less	10	153,070,059.29	19.09%	94	7.0952	1.444413
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230	Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		17	110,140,303.28	13.74%	85	5.8372	2.598159			No outstanding loans in this group
	12 months or less	36	659,934,741.22	82.30%	90	6.6294	1.876294
	13 months to 24 months	1	31,775,014.79	3.96%	91	7.1500	1.366100
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	801,850,059.29	100.00%	89	6.5412	1.955230
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310968522	IN	Rancho Cucamonga	CA	Actual/360	5.833%	251,147.36	0.00	0.00	N/A	07/11/31	--	50,000,000.00	50,000,000.00	08/11/26
1A	310968525				Actual/360	5.833%	150,688.42	0.00	0.00	N/A	07/11/31	--	30,000,000.00	30,000,000.00	08/11/26
2	328660002	MU	Chicago	IL	Actual/360	6.853%	472,095.56	0.00	0.00	N/A	08/06/34	--	80,000,000.00	80,000,000.00	08/06/26
3	883101325	RT	Jacksonville	FL	Actual/360	5.948%	101,719.16	0.00	0.00	N/A	06/01/34	--	19,859,696.72	19,859,696.72	08/01/26
3A	883101326				Actual/360	5.948%	49,076.33	0.00	0.00	N/A	06/01/34	--	9,581,686.73	9,581,686.73	08/01/26
3B	883101327				Actual/360	5.948%	73,287.14	0.00	0.00	N/A	06/01/34	--	14,308,616.55	14,308,616.55	08/01/26
3C	883101328				Actual/360	5.948%	6,402.36	0.00	0.00	N/A	06/01/34	--	1,250,000.00	1,250,000.00	08/01/26
3D	883101337				Actual/360	5.948%	28,255.32	0.00	0.00	N/A	06/01/34	--	5,516,582.42	5,516,582.42	08/01/26
3E	883101338				Actual/360	5.948%	13,632.32	0.00	0.00	N/A	06/01/34	--	2,661,579.65	2,661,579.65	08/01/26
3F	883101339				Actual/360	5.948%	20,357.54	0.00	0.00	N/A	06/01/34	--	3,974,615.71	3,974,615.71	08/01/26
3G	883101340				Actual/360	5.948%	1,778.43	0.00	0.00	N/A	06/01/34	--	347,222.22	347,222.22	08/01/26
3H	883101341				Actual/360	5.948%	16,953.19	0.00	0.00	N/A	06/01/34	--	3,309,949.46	3,309,949.46	08/01/26
3I	883101342				Actual/360	5.948%	8,179.39	0.00	0.00	N/A	06/01/34	--	1,596,947.79	1,596,947.79	08/01/26
3J	883101343				Actual/360	5.948%	12,214.52	0.00	0.00	N/A	06/01/34	--	2,384,769.42	2,384,769.42	08/01/26
3K	883101344				Actual/360	5.948%	1,067.06	0.00	0.00	N/A	06/01/34	--	208,333.33	208,333.33	08/01/26
3L	303161497				Actual/360	5.948%	29,385.54	0.00	0.00	N/A	06/01/34	--	5,737,245.72	5,737,245.72	08/01/26
3M	303161498				Actual/360	5.948%	14,177.61	0.00	0.00	N/A	06/01/34	--	2,768,042.83	2,768,042.83	08/01/26
3N	303161499				Actual/360	5.948%	21,171.84	0.00	0.00	N/A	06/01/34	--	4,133,600.34	4,133,600.34	08/01/26
3O	303161500				Actual/360	5.948%	1,849.57	0.00	0.00	N/A	06/01/34	--	361,111.11	361,111.11	08/01/26
4	328660004	LO	Phoenix	AZ	Actual/360	5.550%	229,400.00	0.00	0.00	N/A	08/06/34	--	48,000,000.00	48,000,000.00	08/06/26
4A	328661004				Actual/360	5.550%	105,141.67	0.00	0.00	N/A	08/06/34	--	22,000,000.00	22,000,000.00	08/06/26
5	328660005	OF	Charleston	SC	Actual/360	7.284%	329,297.50	0.00	0.00	N/A	07/06/31	--	52,500,000.00	52,500,000.00	08/06/26
6	301271909	MU	Dallas	TX	Actual/360	6.502%	279,947.22	0.00	0.00	N/A	06/06/34	--	50,000,000.00	50,000,000.00	08/06/26
7	883101345	LO	La Jolla	CA	Actual/360	6.687%	259,121.25	0.00	0.00	N/A	08/01/34	--	45,000,000.00	45,000,000.00	08/01/26
8	328660008	IN	Fulton	MO	Actual/360	6.628%	199,760.56	0.00	0.00	N/A	08/06/34	--	35,000,000.00	35,000,000.00	08/06/26
9	328660009	RT	Nashua	NH	Actual/360	7.150%	195,783.07	23,724.13	0.00	N/A	03/06/34	--	31,798,738.92	31,775,014.79	08/06/26
10	328660010	LO	Eatontown	NJ	Actual/360	6.988%	168,235.99	21,145.59	0.00	N/A	07/01/34	--	27,958,046.05	27,936,900.46	08/01/26
11	328660011	LO	Savannah	GA	Actual/360	6.700%	126,927.78	0.00	0.00	N/A	06/06/34	--	22,000,000.00	22,000,000.00	08/06/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
12	328660012	RT	Cincinnati	OH	Actual/360	7.190%	120,732.08	0.00	0.00	N/A	08/06/34	--	19,500,000.00	19,500,000.00	08/06/26
13	328660013	RT	Shawnee	KS	Actual/360	6.860%	106,330.00	0.00	0.00	N/A	08/06/34	--	18,000,000.00	18,000,000.00	08/06/26
14	695101605	MF	Bronx	NY	Actual/360	6.065%	80,950.90	0.00	0.00	N/A	08/06/34	--	15,500,000.00	15,500,000.00	08/06/26
15	328660015	MF	Dickinson	ND	Actual/360	7.796%	93,693.97	8,488.32	0.00	N/A	05/06/34	--	13,956,631.74	13,948,143.42	08/06/26
16	328660016	MF	Milwaukee and Racine WI		Actual/360	7.083%	84,458.93	10,136.00	0.00	N/A	08/01/34	--	13,847,429.01	13,837,293.01	08/01/26
17	328660017	Various Various		NC	Actual/360	6.960%	79,112.00	0.00	0.00	N/A	08/06/34	--	13,200,000.00	13,200,000.00	08/06/26
18	328660018	LO	Henderson	NV	Actual/360	6.940%	75,023.84	9,619.72	0.00	N/A	07/06/34	--	12,553,957.24	12,544,337.52	08/06/26
19	307331299	MH	Anaheim	CA	Actual/360	7.000%	74,668.90	15,445.45	0.00	N/A	08/06/34	--	12,387,467.20	12,372,021.75	08/06/26
20	328660020	MF	Milwaukee	WI	Actual/360	6.990%	71,536.14	8,983.91	0.00	N/A	07/01/34	--	11,884,725.67	11,875,741.76	08/01/26
21	328660021	RT	Orlando	FL	Actual/360	6.696%	63,426.00	0.00	0.00	N/A	08/01/34	--	11,000,000.00	11,000,000.00	08/01/26
22	328660022	MF	Bronx	NY	Actual/360	6.370%	60,338.06	0.00	0.00	N/A	07/06/34	--	11,000,000.00	11,000,000.00	08/06/26
23	328660023	RT	Canton	OH	Actual/360	7.060%	62,386.30	7,559.41	0.00	N/A	08/06/34	--	10,261,842.67	10,254,283.26	08/06/26
24	328660024	MF	Milwaukee	WI	Actual/360	6.912%	57,331.76	7,388.64	0.00	N/A	08/01/34	--	9,632,352.26	9,624,963.62	08/01/26
25	328660025	MF	Milwaukee	WI	Actual/360	6.887%	52,830.33	6,924.52	0.00	N/A	07/01/34	--	8,908,284.22	8,901,359.70	08/01/26
26	328660026	SS	Fullerton	CA	Actual/360	5.690%	44,097.50	0.00	0.00	N/A	07/06/34	--	9,000,000.00	9,000,000.00	08/06/26
27	695101597	MF	Houston	TX	Actual/360	7.050%	37,821.29	0.00	0.00	N/A	07/06/34	--	6,230,000.00	6,230,000.00	09/06/26
28	328660028	IN	Anchorage	AK	Actual/360	6.458%	33,366.33	0.00	0.00	N/A	07/06/34	--	6,000,000.00	6,000,000.00	08/06/26
29	695101615	MH	Warner Robins	GA	Actual/360	7.120%	35,253.89	0.00	0.00	N/A	08/06/34	--	5,750,000.00	5,750,000.00	08/06/26
30	328660030	SS	Pomona	CA	Actual/360	5.880%	25,316.67	0.00	0.00	N/A	07/06/34	--	5,000,000.00	5,000,000.00	08/06/26
31	28002544	RT	Ooltewah	TN	Actual/360	6.808%	21,104.80	0.00	0.00	08/06/34	01/06/37	--	3,600,000.00	3,600,000.00	08/06/26
32	28002543	RT	Johnson City	TN	Actual/360	6.808%	19,932.31	0.00	0.00	08/06/34	10/06/37	--	3,400,000.00	3,400,000.00	08/06/26
33	28002542	RT	Gallatin	TN	Actual/360	6.808%	18,759.82	0.00	0.00	08/06/34	08/06/37	--	3,200,000.00	3,200,000.00	08/06/26
34	328660034	SS	Escondido	CA	Actual/360	5.730%	14,802.50	0.00	0.00	N/A	07/06/34	--	3,000,000.00	3,000,000.00	08/06/26
35	28002538	RT	Orange City	FL	Actual/360	6.808%	6,155.57	0.00	0.00	08/06/34	04/06/37	--	1,050,000.00	1,050,000.00	08/06/26
36	280022537	RT	De Leon Springs	FL	Actual/360	6.808%	5,862.44	0.00	0.00	08/06/34	01/06/37	--	1,000,000.00	1,000,000.00	08/06/26
37	28002539	RT	Satsuma	FL	Actual/360	6.808%	4,983.08	0.00	0.00	08/06/34	04/06/37	--	850,000.00	850,000.00	08/06/26
Totals							4,517,329.11	119,415.69	0.00				801,969,474.98	801,850,059.29
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	42,326,961.48	21,231,749.28	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,894,474.92	19,883,111.38	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	47,447,600.83	11,898,615.22	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3F	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3G	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3H	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3I	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3J	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3K	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3L	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3M	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3N	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3O	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	30,348,915.60	31,524,193.02	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	7,055,674.29	3,252,754.78	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	43,690,501.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	13,097,324.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,338,075.55	1,669,038.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	3,712,789.04	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	4,879,878.84	4,787,791.15	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,230,878.85	3,318,166.57	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
12	2,196,123.76	541,503.87	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,808,726.71	966,471.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,637,265.80	441,545.69	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,070,187.12	1,149,285.76	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,623,445.79	394,981.56	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,464,384.02	723,291.26	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	814,533.84	246,665.02	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,211,024.11	1,194,831.60	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,320,990.25	333,132.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,630,206.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	996,057.97	457,379.01	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,155,083.72	582,979.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,134,667.13	289,647.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,006,956.58	263,813.50	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,554,717.40	769,689.99	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	641,352.78	159,017.57	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	713,032.51	413,187.63	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	171,048.42	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,032,330.33	513,699.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	354,050.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	330,770.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	319,421.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,275,223.72	639,512.10	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	100,263.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	94,587.61	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	83,155.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	244,878,843.23	111,529,891.33				0.00	0.00	0.00	0.00	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541230%	6.523554%	89
07/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541310%	6.523634%	90
06/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541410%	6.523734%	91
05/15/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541489%	6.523812%	92
04/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541588%	6.523911%	93
03/17/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541665%	6.523988%	94
02/18/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541806%	6.524128%	95
01/16/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541882%	6.524203%	96
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.541958%	6.524279%	97
11/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542054%	6.524375%	98
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542128%	6.524449%	99
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.542224%	6.524544%	100
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		132,500,000	132,500,000		0	0
> 60 Months		669,350,059	669,350,059		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	801,850,059	801,850,059	0	0	0	0
Jul-26	801,969,475	801,969,475	0	0	0	0
Jun-26	802,118,205	802,118,205	0	0	0	0
May-26	802,235,995	802,235,995	0	0	0	0
Apr-26	802,383,162	802,383,162	0	0	0	0
Mar-26	802,499,347	802,499,347	0	0	0	0
Feb-26	802,705,285	802,705,285	0	0	0	0
Jan-26	802,819,517	802,819,517	0	0	0	0
Dec-25	802,933,057	802,933,057	0	0	0	0
Nov-25	803,076,134	803,076,134	0	0	0	0
Oct-25	803,188,119	803,188,119	0	0	0	0
Sep-25	803,329,700	803,329,700	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27